Property, plant and equipment - Schedule of Impairment Testing to Reasonably Possible Changes in Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Zegna segment DOSs
Disclosure of information for cash-generating units [line items]
Headroom	€ (4,150)	€ (855)
Growth rate (bps)	3.00%
Revenues CAGR (%)	6.70%	15.70%
WACC +100 bps	(4,734,000,000)	(965,000,000)
Growth rate -50 bps	(4,262,000,000)	(917,000,000)
Revenues -250 bps	(5,084,000,000)	(1,480,000,000)
Zegna segment DOSs | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	8.05%	8.64%
Growth rate (bps)	1.00%	2.00%
Zegna segment DOSs | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	14.09%	12.56%
Growth rate (bps)	4.00%	3.00%
Thom Browne segment DOSs
Disclosure of information for cash-generating units [line items]
Headroom	€ (2,957)	€ (17)
Revenues CAGR (%)	11.10%	7.50%
WACC +100 bps	3,032,000,000	17,000,000
Growth rate -50 bps	(2,969,000,000)	(17,000,000)
Revenues -250 bps	(3,614,000,000)	(17,000,000)
Thom Browne segment DOSs | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	10.66%	11.16%
Growth rate (bps)	2.50%	2.50%
Thom Browne segment DOSs | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	13.06%	12.56%
Growth rate (bps)	3.00%	3.00%
TFI Group
Disclosure of information for cash-generating units [line items]
Headroom	€ (4,089)	€ (910)
Revenues CAGR (%)	16.90%	18.20%
WACC +100 bps	4,323,000,000	925,000,000
Growth rate -50 bps	(4,140,000,000)	(912,000,000)
Revenues -250 bps	(4,620,000,000)	(1,029,000,000)
TFI Group | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	8.45%	11.27%
Growth rate (bps)	2.00%	3.00%
TFI Group | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC rate	13.14%	12.16%
Growth rate (bps)	3.00%